Long-Term Bank Loan (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Bank Loan
Schedule of bank loan of Ship Owing Companies
Borrower	December 31, 2023	December 31, 2024
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	1,925,000	-
Less: Current portion	(700,000)	-
Long-term portion	1,225,000	-
Deferred charges, current portion	19,600	-
Deferred charges, long-term portion	14,140	-
Long-term bank loan, current portion net of deferred charges	680,400	-
Long-term bank loan, long-term portion net of deferred charges	1,210,860	-